Schedule of Investments (unaudited)
September 30, 2023
BlackRock Advantage Large Cap Income ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.2%
General Dynamics Corp.	600	$ 132,582
Lockheed Martin Corp.	336	137,410
Northrop Grumman Corp.	240	105,646
		375,638
Automobiles — 1.4%
Ford Motor Co.	168	2,087
Tesla, Inc.(a)	648	162,142
		164,229
Banks — 1.8%
Citigroup, Inc.	3,120	128,326
JPMorgan Chase & Co.	576	83,531
		211,857
Beverages — 1.8%
Coca-Cola Europacific Partners PLC	1,824	113,963
PepsiCo, Inc.	552	93,531
		207,494
Biotechnology — 4.0%
AbbVie, Inc.	1,320	196,759
Amgen, Inc.	600	161,256
Exelixis, Inc.(a)	1,032	22,549
Incyte Corp.(a)	1,536	88,735
		469,299
Broadline Retail — 3.8%
Amazon.com, Inc.(a)	3,504	445,429
Building Products — 0.7%
A O Smith Corp.	1,224	80,943
Capital Markets — 1.2%
Moody’s Corp.	408	128,997
S&P Global, Inc.	48	17,540
		146,537
Chemicals — 2.3%
Air Products & Chemicals, Inc.	72	20,405
LyondellBasell Industries NV, Class A	1,296	122,731
Sherwin-Williams Co. (The)	528	134,666
		277,802
Commercial Services & Supplies — 1.4%
Republic Services, Inc.	840	119,708
Rollins, Inc.	1,200	44,796
		164,504
Communications Equipment — 1.2%
Cisco Systems, Inc.	2,688	144,507
Construction & Engineering — 1.1%
EMCOR Group, Inc.	72	15,148
Valmont Industries, Inc.	480	115,301
		130,449
Consumer Finance — 0.4%
OneMain Holdings, Inc.	1,272	50,994
Consumer Staples Distribution & Retail — 1.0%
Sysco Corp.	1,848	122,060
Containers & Packaging — 1.0%
AptarGroup, Inc.	24	3,001
International Paper Co.	3,216	114,071
		117,072
Security	Shares	Value
Diversified Telecommunication Services — 1.7%
AT&T Inc.	5,184	$ 77,864
Verizon Communications, Inc.	3,816	123,676
		201,540
Electric Utilities — 1.8%
Evergy, Inc.	2,232	113,163
OGE Energy Corp.	2,976	99,190
		212,353
Electrical Equipment — 0.1%
Emerson Electric Co.	96	9,271
Electronic Equipment, Instruments & Components — 1.2%
Corning, Inc.	672	20,476
TE Connectivity Ltd.	1,032	127,483
		147,959
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	960	33,907
Entertainment — 0.6%
Electronic Arts, Inc.	624	75,130
Financial Services — 3.6%
Berkshire Hathaway, Inc., Class B(a)	240	84,072
Fiserv, Inc.(a)	24	2,711
Jack Henry & Associates, Inc.	72	10,882
Mastercard, Inc., Class A	552	218,542
Visa, Inc., Class A	480	110,405
		426,612
Food Products — 3.2%
Archer-Daniels-Midland Co.	1,464	110,415
Hershey Co. (The)	600	120,048
J M Smucker Co. (The)	408	50,147
Mondelez International, Inc., Class A	1,464	101,602
		382,212
Health Care Equipment & Supplies — 0.4%
Stryker Corp.	168	45,909
Health Care Providers & Services — 3.3%
Cencora, Inc.	192	34,554
Elevance Health, Inc.	288	125,401
Ensign Group, Inc. (The)	168	15,612
Humana, Inc.	144	70,059
McKesson Corp.	288	125,237
UnitedHealth Group, Inc.	48	24,201
		395,064
Hotels, Restaurants & Leisure — 1.4%
McDonald’s Corp.	648	170,709
Household Durables — 0.3%
Leggett & Platt, Inc.	1,392	35,371
Household Products — 1.2%
Colgate-Palmolive Co.	1,848	131,411
Procter & Gamble Co. (The)	96	14,003
		145,414
Industrial Conglomerates — 0.2%
Honeywell International, Inc.	144	26,603
Insurance — 4.2%
American Financial Group, Inc.	1,008	112,563
Marsh & McLennan Cos., Inc.	744	141,583
Reinsurance Group of America, Inc.	768	111,506

Schedule of Investments (unaudited)  (continued)
September 30, 2023
BlackRock Advantage Large Cap Income ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Travelers Cos., Inc. (The)	408	$ 66,631
W R Berkley Corp.	1,008	63,998
		496,281
Interactive Media & Services — 6.2%
Alphabet, Inc., Class A(a)	2,280	298,361
Alphabet, Inc., Class C, NVS(a)	1,608	212,015
Meta Platforms, Inc., Class A(a)	744	223,356
		733,732
Machinery — 1.5%
Oshkosh Corp.	912	87,032
Snap-on, Inc.	336	85,700
		172,732
Media — 1.0%
Comcast Corp., Class A	2,664	118,122
Oil, Gas & Consumable Fuels — 3.5%
Chevron Corp.	168	28,328
EOG Resources, Inc.	48	6,085
Exxon Mobil Corp.	1,992	234,219
Kinder Morgan, Inc.	7,608	126,141
Pioneer Natural Resources Co.	72	16,528
Targa Resources Corp.	24	2,057
		413,358
Pharmaceuticals — 5.8%
Bristol-Myers Squibb Co.	2,328	135,117
Eli Lilly & Co.	360	193,367
Johnson & Johnson	1,296	201,852
Pfizer, Inc.	4,920	163,196
		693,532
Residential REITs — 0.7%
Camden Property Trust	888	83,987
Retail REITs — 0.9%
Agree Realty Corp.	2,016	111,364
Semiconductors & Semiconductor Equipment — 6.0%
Intel Corp.	2,688	95,558
NVIDIA Corp.	1,008	438,470
QUALCOMM, Inc.	360	39,982
Texas Instruments, Inc.	888	141,201
		715,211
Software — 9.0%
Manhattan Associates, Inc.(a)	576	113,852
Security	Shares	Value
Software (continued)
Microsoft Corp.	2,736	$ 863,892
Oracle Corp.	384	40,673
Salesforce, Inc.(a)	264	53,534
		1,071,951
Specialty Retail — 1.7%
Murphy U.S.A., Inc.	48	16,403
TJX Cos., Inc. (The)	1,656	147,186
Ulta Beauty, Inc.(a)	96	38,347
		201,936
Technology Hardware, Storage & Peripherals — 8.0%
Apple Inc.	4,992	854,680
Dell Technologies, Inc., Class C	888	61,183
NetApp, Inc.	480	36,423
		952,286
Textiles, Apparel & Luxury Goods — 0.5%
Skechers U.S.A., Inc., Class A(a)	1,176	57,565
Trading Companies & Distributors — 0.7%
WW Grainger, Inc.	120	83,021
Total Long-Term Investments — 95.3% (Cost: $11,297,906)		11,321,946
Short-Term Securities
Money Market Funds — 3.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(b)(c)	435,617	435,617
Total Short-Term Securities — 3.7% (Cost: $435,617)		435,617
Total Investments Before Options Written — 99.0% (Cost: $11,733,523)		11,757,563
Options Written — (0.1)% (Premiums Received: $(15,627))		(14,460)
Total Investments Net of Options Written — 98.9% (Cost: $11,717,896)		11,743,103
Other Assets Less Liabilities — 1.1%		134,220
Net Assets — 100.0%		$ 11,877,323
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/26/23(a)	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ —	$ 435,617(b)	$ —	$ —	$ —	$ 435,617	435,617	$ 194	$ —
(a)	The Fund commenced operations on September 26, 2023.
(b)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)  (continued)
September 30, 2023
BlackRock Advantage Large Cap Income ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	20	12/15/23	$ 433	$ 576
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares Core S&P 500 ETF	3	10/27/23	USD	4,355.00	USD	1,286	$ (14,460)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 11,321,946	$ —	$ —	$ 11,321,946
Short-Term Securities
Money Market Funds	435,617	—	—	435,617
	$ 11,757,563	$ —	$ —	$ 11,757,563
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 576	$ —	$ —	$ 576
Liabilities
Equity Contracts	(14,460)	—	—	(14,460)
	$ (13,884)	$ —	$ —	$ (13,884)
(a)	Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Schedule of Investments (unaudited)  (continued)
September 30, 2023
BlackRock Advantage Large Cap Income ETF
Portfolio Abbreviation
ETF	Exchange-Traded Fund
NVS	Non-Voting Shares
S&P	Standard & Poor’s
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